UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 119.3%
Corporate — 14.7%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (a)	$3,745	$3,791,850
County of Delaware Pennsylvania IDA, Refunding RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series B, AMT (NPFGC), 5.00%, 11/01/36	2,520	2,531,416
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,510	1,723,574
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	1,900	2,186,786
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,736,568
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	9,500	10,059,455
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	1,200	1,216,464
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Amtrak Project, Series A, 5.00%, 11/01/41	6,025	6,423,915
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	194,652
National Gypson Co., 5.50%, 11/01/44	135	138,664

		31,003,344
County/City/Special District/School District — 28.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	199,086
5.00%, 5/01/42	450	466,155
Bethlehem Area School District, GO, Series A:
5.00%, 8/01/34	1,610	1,809,415
5.00%, 8/01/35	1,210	1,357,741
Bristol Township School District, GO, 5.00%, 6/01/40	775	857,824

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGM), 5.25%, 12/15/32	$5,000	$5,484,300
(AGC), 5.00%, 8/01/24	2,370	2,668,525
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	1,095	1,262,776
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	500	552,835
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	180	195,064
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	500	565,425
Delaware County Authority, RB:
5.00%, 8/01/40	1,005	1,116,314
5.00%, 8/01/45	1,610	1,778,567
East Stroudsburg Area School District, GO, Refunding, Series A (AGM), 5.00%, 9/01/25	3,000	3,198,330
East Stroudsburg Area School District, GO, Series A (b):
7.75%, 9/01/17	960	1,085,126
7.75%, 9/01/17	985	1,113,651
7.75%, 9/01/17	55	62,183
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,091,980
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	4,100	4,566,990
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/17 (b)	1,585	1,685,996
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	761,831
Philadelphia School District, GO, Series E:
2015-2, 6.00%, 9/01/18 (b)	5	5,712
2015-2, 6.00%, 9/01/38	3,340	3,712,644
2015, 6.00%, 9/01/18 (b)	5	5,718
Philipsburg-Osceola Pennsylvania Area School District, GO (AGM), 5.00%, 10/01/16 (b)	910	949,276
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 9/01/30 (c)	6,145	3,688,598
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 7/15/34	2,190	2,392,882

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
State Public School Building Authority, RB (AGM) (continued):
Corry Area School District, CAB, 0.00%, 12/15/22 (c)	$1,640	$1,365,595
Corry Area School District, CAB, 0.00%, 12/15/23 (c)	1,980	1,582,634
Corry Area School District, CAB, 0.00%, 12/15/24 (c)	1,980	1,525,748
Corry Area School District, CAB, 0.00%, 12/15/25 (c)	1,770	1,301,994
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	1,285	1,402,102
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	6,925	7,804,683
Township of Falls Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,396,949

		60,014,649
Education — 16.4%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	113,221
5.00%, 8/15/25	100	112,891
5.00%, 8/15/26	100	112,891
County of Chester Pennsylvania IDA, Refunding RB, Renaissance Academy Charter, 5.00%, 10/01/34	160	169,008
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	214,046
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (b)	900	1,050,534
6.38%, 1/01/39	100	114,363
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	415	466,099
Villanova University, 5.25%, 12/01/31	100	112,640

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Pennsylvania Higher Educational Facilities Authority, RB:
(NPFGC), 4.75%, 6/15/16 (b)	$5,845	$6,005,328
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	1,650	1,759,115
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,460	1,497,697
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,064,370
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	3,930	4,310,699
La Salle University, 5.00%, 5/01/37	1,325	1,391,197
La Salle University, 5.00%, 5/01/42	1,855	1,932,428
State System of Higher Education, Series AL, 5.00%, 6/15/35	280	314,863
Thomas Jefferson University, 4.00%, 3/01/37	445	450,959
Thomas Jefferson University, 5.00%, 9/01/45	2,000	2,180,480
University of the Sciences Philadelphia, 5.00%, 11/01/30	940	1,068,338
University of the Sciences Philadelphia, 5.00%, 11/01/31	775	877,292
Widener University, Series A, 5.25%, 7/15/33	1,580	1,731,759
Widener University, Series A, 5.50%, 7/15/38	385	422,156
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,119,510
Philadelphia Authority for Industrial Development, Refunding RB, 5.00%, 4/01/45	2,170	2,387,130
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	830	945,013
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	485	503,741
5.00%, 7/01/35	435	455,349
5.00%, 7/01/45	300	308,640
5.00%, 7/01/47	820	847,905

2	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	$610	$686,256

		34,725,918
Health — 20.7%
County of Allegheny Pennsylvania Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/26	2,000	2,621,280
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center:
Project, Series A3, 5.50%, 11/01/31	500	569,820
Series A, 5.00%, 11/01/40	765	830,293
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	2,410	2,883,926
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	210	217,531
Diakon Lutheran Social Ministries, 5.00%, 1/01/38	3,600	3,831,192
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	500	573,810
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	451,777
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Health Center Masonic Village Project:
5.00%, 11/01/28	575	663,901
5.00%, 11/01/35	425	472,166
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/33	7,995	8,482,215

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	$490	$528,803
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community:
Series A, 4.50%, 11/15/36	120	120,325
Series A-1, 6.25%, 11/15/29	235	264,434
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	931,813
Acts Retirement-Life Communities, 5.00%, 11/15/28	555	595,282
Whitemarsh Continuing Care, 5.25%, 1/01/40	220	220,062
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	541,627
Geisinger Authority Pennsylvania, RB, Health System, Series A, 5.25%, 6/01/39	1,000	1,096,630
Lancaster IDA, Refunding RB:
5.38%, 5/01/28	520	565,484
5.75%, 5/01/35	865	945,869
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	7,815	7,944,885
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,106,690
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	940	1,036,792
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (d)	2,055	2,292,784

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	$2,055	$2,438,319
Southcentral General Authority, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (b)	595	684,815
6.00%, 6/01/29	655	732,408

		43,644,933
Housing — 6.9%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, 4.25%, 10/01/35	400	400,632
Brinton Manor Apartments & Brinton Towers, 4.50%, 10/01/40	400	400,304
S/F Mortgage, Series 114-C, 3.65%, 10/01/37	2,305	2,277,501
S/F Mortgage, Series 114-C, 3.70%, 10/01/42	3,065	2,933,726
Series 2015-117B, 4.05%, 10/01/40	1,600	1,594,976
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 096-A, 4.70%, 10/01/37	735	739,182
Series 097-A, 4.65%, 10/01/31	1,300	1,323,257
Series 099-A, 5.15%, 4/01/38	1,065	1,136,824
Series 115-A, 4.20%, 10/01/33	750	786,323
Philadelphia Housing Authority, RB, Capital Fund Program, Series A (AGM), 5.50%, 12/01/18	3,000	3,035,340

		14,628,065
State — 7.0%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 4/01/26	1,385	1,614,328
5.00%, 3/15/28	825	918,662
5.00%, 6/01/28	4,460	5,085,158
5.00%, 3/15/33	1,775	2,018,086
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	150	150,599

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State (continued)
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	$4,600	$5,055,998

		14,842,831
Transportation — 14.8%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	3,825	4,216,718
AMT (AGM), 5.00%, 6/15/37	5,900	6,109,391
Delaware River Port Authority, RB:
5.00%, 1/01/29	475	547,076
5.00%, 1/01/37	2,285	2,561,074
Series D, 5.00%, 1/01/40	750	834,150
Series D (AGM), 5.00%, 1/01/40	1,560	1,736,358
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (c)	4,760	1,411,007
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (c)	1,275	442,859
Sub-Series A, 6.00%, 12/01/16 (b)	800	849,072
Sub-Series A, 5.13%, 12/01/26	100	113,548
Pennsylvania Turnpike Commission, Refunding RB:
Sub-Series A-1, 5.25%, 12/01/45	3,270	3,649,549
Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,885,000
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	1,860	2,099,270
5.00%, 6/01/29	2,465	2,770,685

		31,225,757
Utilities — 10.4%
Allegheny County Sanitary Authority, Refunding RB, Series A (NPFGC), 5.00%, 12/01/30	5,000	5,019,850
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series, 5.25%, 8/01/40	1,700	1,896,163
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	800	910,440
5.00%, 8/01/31	600	679,620
5.00%, 8/01/32	800	901,208

4	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Utilities (continued)
City of Philadelphia Pennsylvania Gas Works, Refunding RB (continued):
5.00%, 8/01/33	$400	$446,740
5.00%, 8/01/34	700	778,743
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	800	878,920
Series C (AGM), 5.00%, 8/01/40	3,350	3,743,223
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement, 5.25%, 12/01/41	1,410	1,602,634
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	30	33,172
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	420	474,256
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,605	1,772,466
Reading Area Water Authority Pennsylvania, RB, (AGM), 5.00%, 6/01/17 (b)	2,680	2,867,761

		22,005,196
Total Municipal Bonds in Pennsylvania		252,090,693

Guam — 0.5%
State — 0.5%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	955	1,055,351
Total Municipal Bonds — 119.8%		253,146,044

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Pennsylvania — 35.7%
Education — 9.3%
Pennsylvania Higher Educational Facilities Authority, 4.00%, 6/15/38	$11,335	$11,318,767
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	5,120	5,963,776
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	2,202	2,477,336

		19,759,879
Health — 13.3%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	3,000	3,282,480
Series A, 5.25%, 6/01/39	3,128	3,430,737
Series A-1, 5.13%, 6/01/41	7,430	8,156,124
Pennsylvania Economic Development Financing Authority, 4.00%, 3/15/40	8,000	7,974,960
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	4,680	5,161,900

		28,006,201
Housing — 1.5%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	3,000	3,145,290
State — 11.6%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	5,203	5,794,105
General Authority of Southcentral Pennsylvania, Refunding RB, 5.00%, 6/01/44	7,000	7,696,360

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Pennsylvania (continued)
State (continued)
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	$10,000	$10,991,300

		24,481,765
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 35.7%		75,393,135
Total Long-Term Investments (Cost — $308,707,244) — 155.5%		328,539,179

Short-Term Securities	Shares	Value
BlackRock Pennsylvania Municipal Money Fund, Institutional Class, 0.01% (f)(g)	1,568,177	$1,568,177
Total Short-Term Securities (Cost — $1,568,177) — 0.7%		1,568,177
Total Investments (Cost — $310,275,421*) — 156.2%		330,107,356
Other Assets Less Liabilities — 1.8%		3,834,335
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.9)%		(40,032,909)
VRDP Shares, at Liquidation Value — (39.1)%		(82,600,000)

Net Assets Applicable to Common Shares — 100.0%		$211,308,782

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$270,944,312

Gross unrealized appreciation	$20,377,924
Gross unrealized depreciation	(1,243,225)

Net unrealized appreciation	$19,134,699

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Pennsylvania Municipal Money Fund	383,495	1,184,682	1,568,177	$68

(g)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds

6	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(13)	5-Year U.S. Treasury Note	December 2015	$1,557,055	$18,055
(21)	10-Year U.S. Treasury Note	December 2015	$2,681,438	44,220
(9)	Long U.S. Treasury Bond	December 2015	$1,407,937	28,623
(3)	U.S. Ultra Bond	December 2015	$ 479,250	8,559
Total				$99,457

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’smost recent financial statements as contained in its annual report.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$328,539,179	—	$328,539,179
Short-Term Securities	$1,568,177	—	—	1,568,177

Total	$1,568,177	$328,539,179	—	$330,107,356

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$99,457	—	—	$99,457

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$83,800	—	—	$83,800
Liabilities:
Bank overdraft	—	$(1,404)	—	(1,404)
TOB Trust Certificates	—	(40,028,345)	—	(40,028,345)
VRDP Shares	—	(82,600,000)	—	(82,600,000)

Total	$83,800	$(122,629,749)	—	$(122,545,949)

During the period ended October 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Pennsylvania Quality Fund

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Pennsylvania Quality Fund

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Pennsylvania Quality Fund

Date: December 22, 2015